Shareholders' Equity - Narrative (Details) - USD ($)	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Class of Stock [Line Items]
Stock repurchased (in shares)	4,065,837	4,868,357
Additional shares authorized to be repurchased (in shares)	7,966,761
Warrants issued (in shares)	1,707,456
Warrant exercise price (in dollars per share)	$ 17.36
Warrants repurchased during period (in shares)	102,936
Value of warrants	$ 1,081,704
Warrants outstanding (in shares)	0
Weighted average
Class of Stock [Line Items]
Weighted average cost of repurchased stock (in dollars per share)	$ 30.46	$ 33.74